Derivative financial instruments	12 Months Ended
Dec. 31, 2024
Derivative Instruments and Hedging Activities Disclosure [Abstract]
Derivative financial instruments	Derivative financial instruments
We have entered into interest rate derivatives to hedge the current and future interest rate payments on our variable rate debt. These derivative financial instruments can include interest rate swaps, caps, floors, U.S. treasury locks, options and forward contracts.
As of December 31, 2024, we had interest rate contracts outstanding with underlying variable benchmark interest rates of Term SOFR and U.S. Treasuries.
We completed the transition of our derivative instruments from LIBOR to Term SOFR during the year ended December 31, 2023.
Some of our agreements with derivative counterparties require a two-way cash collateralization of derivative fair values. As of December 31, 2024, we did not hold any cash collateral. As of December 31, 2023, we held cash collateral of $1 million from various counterparties and the obligation to return this collateral was recorded in accounts payable, accrued expenses and other liabilities. We had not advanced any cash collateral to counterparties as of December 31, 2024 or 2023.
The counterparties to our interest rate derivatives are primarily major international financial institutions. We continually monitor our positions and the credit ratings of the counterparties involved and limit the amount of credit exposure to any one party. We could be exposed to potential losses due to the credit risk of non-performance by these counterparties. We have not experienced any losses to date.
Our derivative assets are recorded in other assets and our derivative liabilities are recorded in accounts payable, accrued expenses and other liabilities in our Consolidated Balance Sheets.
The following tables present notional amounts and fair values of derivatives outstanding as of December 31, 2024 and 2023:

	As of December 31,
	2024		2023
	Notional amount (a)	Fair value	Notional amount (a)	Fair value
Derivative assets not designated as accounting cash flow hedges:
Interest rate contracts	$852,500	$11,216	$1,150,000	$39,918
Derivative assets designated as accounting cash flow hedges:
Interest rate contracts	$4,475,000	$70,554	$3,165,000	$90,696
Total derivative assets		$81,770		$130,614

(a)The notional amount is excluded for interest rate contracts which are not yet effective.

	As of December 31,
	2024		2023
	Notional amount (a)	Fair value	Notional amount (a)	Fair value
Derivative liabilities designated as accounting cash flow hedges:
Interest rate contracts	$1,655,000	$15,440	$3,590,000	$80,840
Total derivative liabilities		$15,440		$80,840

(a)The notional amount is excluded for interest rate contracts which are not yet effective.
We recorded the following in other comprehensive gain or loss related to derivative financial instruments for the years ended December 31, 2024, 2023 and 2022:

	Year Ended December 31,
	2024	2023	2022
Gain (Loss)
Effective portion of change in fair market value of derivatives designated as accounting cash flow hedges:
Interest rate contracts	$27,040	$(123,587)	$176,709
Derivative premium and amortization	10,445	9,579	4,777
Income tax effect	(5,420)	14,425	(22,686)
Net gain (loss) on derivatives, net of tax	$32,065	$(99,583)	$158,800
We expect to reclassify approximately $32 million from AOCI as a reduction in interest expense in our Consolidated Income Statements over the next 12 months.
The following table presents the effect of derivatives recorded in interest expense in our Consolidated Income Statements for the years ended December 31, 2024, 2023 and 2022.

	Year Ended December 31,
	2024	2023	2022
Gain (Loss)
Derivatives not designated as accounting hedges:
Interest rate contracts	$(34,319)	$(36,721)	$69,336
Reclassification to Consolidated Income Statements:
Reclassification of amounts previously recorded in AOCI	109,373	97,788	17,909
Gain recognized in interest expense	$75,054	$61,067	$87,245